Forfeiture Shares (Details) - Schedule of fair value of forfeited shares - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Forfeiture Shares (Details) - Schedule of fair value of forfeited shares [Line Items]
Stock price (in Dollars per share)	$ 5.37	$ 7.7
Minimum [Member]
Forfeiture Shares (Details) - Schedule of fair value of forfeited shares [Line Items]
Expected term (years)	1 year 9 months	2 years 9 months
Expected volatility	51.37%	48.77%
Risk-free interest rate	4.27%	0.91%
Maximum [Member]
Forfeiture Shares (Details) - Schedule of fair value of forfeited shares [Line Items]
Expected term (years)	2 years 9 months	3 years 9 months
Expected volatility	53.53%	48.92%
Risk-free interest rate	4.49%	1.08%